SUMMARY OF IMPAIRED LOANS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	$ 3,800	$ 3,610	$ 6,245
Average Recorded Investment, With an allowance recorded	1,736	3,996	3,986
Total Interest Income Recognized, With no related allowance recorded	192	158	150
Total Interest Income Recognized, With an allowance recorded	79	170	85
Total, Average recorded investment	5,536	7,606	10,231
Total Interest Income recognized Total	271	328	235
Commercial Loan [Member] | Operating [Member]
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	773	0	66
Average Recorded Investment, With an allowance recorded	121	821	990
Total Interest Income Recognized, With no related allowance recorded	0	0	3
Total Interest Income Recognized, With an allowance recorded	7	8	8
Total, Average recorded investment	894	821	1,056
Total Interest Income recognized Total	7	8	11
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	0	0	54
Average Recorded Investment, With an allowance recorded	1,416	1,649	1,696
Total Interest Income Recognized, With no related allowance recorded	0	0	2
Total Interest Income Recognized, With an allowance recorded	60	68	63
Total, Average recorded investment	1,416	1,649	1,750
Total Interest Income recognized Total	60	68	65
Commercial Loan [Member] | Real Estate Other [Member]
Average Recorded Investment In Impaired Loans [Line Items]
Average Recorded Investment, With no related allowance recorded	3,027	3,610	6,125
Average Recorded Investment, With an allowance recorded	199	1,526	1,300
Total Interest Income Recognized, With no related allowance recorded	192	158	145
Total Interest Income Recognized, With an allowance recorded	12	94	14
Total, Average recorded investment	3,226	5,136	7,425
Total Interest Income recognized Total	$ 204	$ 252	$ 159